Relationships with Affiliated Companies - Additional Information (Detail)	0 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 21, 2007	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan USD ($)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan GBP (£)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan USD ($)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan GBP (£)	Dec. 31, 2014 LIBOR + 2.0%, unsecured term loan London Interbank Offered Rate (LIBOR)
Investments in and Advances to Affiliates [Line Items]
Aggregate principal amount		$ 1,400,000	£ 900,000	$ 1,400,000	£ 900,000
Basis spread on variable rate						2.00%
Debt instrument, maturity date	Dec. 21, 2012	Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017	Dec. 07, 2017